Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss Per Share [Abstract]
Dilutive shares (in shares)		0
Net income/(loss)	$ (404,468)	$ 316,572
Comprehensive income/(loss)	(404,468)	316,572
Less: Cumulative dividends on Series A Preferred Shares	0	(1,670,819)
Net loss and comprehensive loss available to common shareholders	$ (404,468)	$ (1,354,247)
Weighted average number of common shares outstanding, basic and diluted (in shares)	8,027,649	2,400,000
Net loss per common share, basic and diluted (in dollars per share)	$ (0.05)	$ (0.56)
Class A Warrants [Member]
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)	59,110,000